Dividends Declared (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 R / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 R / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 R / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 R / shares
Disclosure of Dividends [line items]
Total dividends | $		$ 707.1		$ 350.9		$ 368.6
Dividends per share (in SA cents per share) | $ / shares		$ 0.79		$ 0.39		$ 0.41
Final dividend
Disclosure of Dividends [line items]
2024 final dividend of 700 SA cents per share (2023: 420 SA cents and 2022: 445 SA cents) declared on 20 February 2025. | $		$ 346.1		$ 198.5		$ 214.7
Dividends per share (in SA cents per share)			R 7		R 4.20		R 4.45
Interim dividend
Disclosure of Dividends [line items]
2025 interim dividend of 700 SA cents was declared during 2025 (2024: 300 SA cents and 2023: 325 SA cents). | $		$ 361.0		$ 152.4		$ 153.9
Dividends per share (in SA cents per share)	R 7		R 3		R 3.25
Approved dividend
Disclosure of Dividends [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	18.50
Special dividend approved
Disclosure of Dividends [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	R 4.50